UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

JUNE 30, 2017

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Education - 6.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,281,128
Build NYC Resource Corp., NY, Revenue, Manhattan College Project	5.000%	8/1/47	1,500,000	1,725,255
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	1,000,610
Hempstead Town, NY, Local Development Corp. Revenue	5.000%	7/1/42	1,100,000	1,272,172
Hempstead Town, NY, Local Development Corp. Revenue	5.000%	7/1/47	4,000,000	4,603,880
Madison County, NY, Capital Resource Corp. Revenue, Colgate University	5.000%	7/1/40	4,000,000	4,622,720
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	100,000	100,282
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	655,000	655,688
New York University, NATL	5.750%	7/1/27	6,300,000	7,845,390
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,880,357
Non-State Supported Debt, New York University	5.000%	7/1/43	2,700,000	3,160,458
Non-State Supported Debt, Pratt Institute	5.000%	7/1/39	1,000,000	1,111,880
Non-State Supported Debt, Pratt Institute	5.000%	7/1/44	1,000,000	1,105,950
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,676,064
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/37	1,000,000	1,148,740
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/45	3,500,000	3,985,835
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	699,072

Total Education				40,875,481

Health Care - 11.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/40	1,000,000	1,101,520
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	761,314
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	10,137,960
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	1,880,919	319,756
Nassau County, NY, Local Economic Assistance Corp.
Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,201,480

Winthrop University Hospital Association Project	5.000%	7/1/32	1,750,000	1,912,662
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	16,137,750
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	2,500,000	2,540,500
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,492,250

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/28	$7,000,000	$7,130,970
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/32	25,000,000	25,449,250
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,196,620
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	205,021

Total Health Care				76,587,053

Housing - 2.3%
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,731,190
New York City, NY, HDC, MFH Revenue, Seaview Towers, LOC-FNMA	4.600%	7/15/26	7,035,000	7,054,206	(a)
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,042,040
New York State Housing Finance Agency Revenue:
Affordable Housing	4.800%	11/1/34	4,450,000	4,613,849
Affordable Housing	4.750%	11/1/36	1,000,000	1,070,590

Total Housing				15,511,875

Industrial Revenue - 14.9%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	5.000%	1/1/35	1,400,000	1,509,508	(a)
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,529,505
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	32,120,250
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,520,000	1,638,089	(b)
4 World Trade Center LLC Project	5.000%	11/15/44	3,000,000	3,333,990
4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	8,030,260
Second Priority, Bank of America Tower	5.125%	1/15/44	21,000,000	22,753,920
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	7,500,000	8,058,525	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	22,411,600

Total Industrial Revenue				101,385,647

Leasing - 5.3%
New York City, NY, TFA, Building Aid Revenue	5.250%	1/15/39	27,000,000	28,584,090
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015	5.000%	7/15/43	5,000,000	5,690,750
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	1,900,000	2,045,483

Total Leasing				36,320,323

Other - 1.7%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/40	1,000,000	1,108,340
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	9,000,000	10,419,390

Total Other				11,527,730

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 2.0%
Long Island, NY, Power Authority Revenue	5.000%	9/1/46	$7,000,000	$7,998,550
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	5,500,000	5,637,995	(a)

Total Power				13,636,545

Pre-Refunded/Escrowed to Maturity - 17.7%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	22,547,200	(c)
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	10,000,000	10,706,100	(c)
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	10,885,800	(c)
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/38	9,000,000	9,357,840	(c)
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	27,003,120	(c)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	9,407,125	(c)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	14,034,670	(c)
Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,559,000	(c)
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	7,805,422	(c)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,112,480	(c)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,000	15,933	(c)

Total Pre-Refunded/Escrowed to Maturity				120,434,690

Solid Waste/Resource Recovery - 0.2%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	1,065,000	1,068,440	(a)

Special Tax Obligation - 13.7%
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/38	25,000,000	26,564,250
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,590,345
New York State Convention Center Development Corp.
Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/34	5,500,000	2,881,010
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,242,778
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,369,260
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/38	3,755,000	1,631,923
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/39	5,825,000	2,408,113
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/40	7,000,000	2,756,390
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/42	10,815,000	3,902,809
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,860,000	16,754,187
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds	5.000%	12/15/26	13,700,000	16,133,805

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Syracuse, NY, Industrial Development Agency Revenue:
Carousel Center Project	5.000%	1/1/35	$2,000,000	$2,259,340	(a)
Carousel Center Project	5.000%	1/1/36	1,250,000	1,409,112	(a)
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.250%	10/1/29	10,000,000	7,700,000
Matching Fund Loan	6.750%	10/1/37	4,000,000	3,180,000
Matching Fund Loan	6.000%	10/1/39	1,750,000	1,295,000

Total Special Tax Obligation				93,078,322

Transportation - 16.1%
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	2,500,000	2,714,475
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	6,750,000	7,407,112
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	10,000,000	11,658,400
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/18	5,000,000	5,174,150	(a)
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/19	3,000,000	3,178,620	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.250%	1/1/56	7,500,000	8,628,675
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	8,500,000	9,188,330	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,220,000	10,620,334	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,530,000	12,079,279	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	6,665,000	7,593,168	(a)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	9,500,000	10,526,855	(d)
Port Authority of New York & New Jersey Revenue, Consol	5.000%	5/1/45	5,000,000	5,722,150
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/29	2,675,000	3,190,606
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB	0.000%	11/15/29	16,235,000	11,087,044
LOC	0.980%	11/1/32	400,000	400,000	(e)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.920%	1/1/32	400,000	400,000	(e)

Total Transportation				109,569,198

Water & Sewer - 7.2%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/28	1,000,000	1,171,280
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/29	250,000	290,278
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	11,025,000	11,834,455
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/38	4,130,000	4,132,395
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,483,770
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	15,660,150
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/47	5,000,000	5,812,400
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/40	1,040,000	1,176,469
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/45	1,250,000	1,403,963

Total Water & Sewer				48,965,160

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $626,527,598)				668,960,464

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Education - 0.1%
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.900%	12/1/29	$740,000	$740,000	(f)(g)

General Obligation - 0.1%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	1.020%	11/1/26	700,000	700,000	(f)(g)

Health Care - 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.900%	7/1/27	300,000	300,000	(f)(g)

Transportation - 0.1%
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC	0.980%	11/1/32	400,000	400,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,140,000)				2,140,000

TOTAL INVESTMENTS - 98.6% (Cost - $628,667,598#)				671,100,464
Other Assets in Excess of Liabilities - 1.4%				9,395,040

TOTAL NET ASSETS - 100.0%				$680,495,504

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	118	9/17	$17,942,669	$18,135,125	$192,456

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$668,960,464	—	$668,960,464
Short-Term Investments†	—	2,140,000	—	2,140,000

Total Investments	—	671,100,464	—	671,100,464

Other Financial Instruments:
Futures Contracts	$192,456	—	—	192,456

Total	$192,456	$671,100,464	—	$671,292,920

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$49,626,766
Gross unrealized depreciation	(7,193,900)

Net unrealized appreciation	$42,432,866

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017